As Filed With The Securities And Exchange Commission on April 27, 2000.

                                         File Nos. 2-52552 and 811-2539

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                           Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            (X)

Pre-Effective Amendment No. __                                     ( )

Post-Effective Amendment No.  36                                   (X)

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    (X)

Amendment No.   25

                 FUND FOR GOVERNMENT INVESTORS
--------------------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

        4922 Fairmont Avenue, Bethesda, Maryland  20814
--------------------------------------------------------------------------
      (Address of Principal Executive Offices) (Zip Code)

                         (301) 657-1500
--------------------------------------------------------------------------
      (Registrant's Telephone Number, Including Area Code)

                       Stephenie E. Adams
                       ------------------
                      4922 Fairmont Avenue
                   Bethesda, Maryland  20814
--------------------------------------------------------------------------
       (Name and Address of Agent for Service of Process)


Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective (check appropriate box):

 ___ immediately upon filing pursuant to paragraph (b) of rule 485. _x_ on May 1, 2000 pursuant to paragraph (b) (1) (v) of rule 485. ___ 60 days after filing pursuant to paragraph (a) (1) of rule 485.
 ___ on (date) pursuant to paragraph (a) (1) of rule 485.
 ___ 75 days after filing pursuant to paragraph (a) (2) of rule 485.
 ___ on (date) pursuant to paragraph (a) (2) of rule 485.

                  FUND FOR GOVERNMENT INVESTORS

               REGISTRATION STATEMENT ON FORM N-1A

                      CROSS REFERENCE SHEET

Form N-1A                               Location in
Item No                                 Registration Statement
-------                                 -----------------------


             Part A. Information Required in Prospectus

1.    Front and Back Cover Pages         Front Cover Page of Prospectus;
                                         Back Cover Page of Prospectus

2.    Risk/Return Summary                Risk and Return Summary

3.    Risk/Return Summary:  Fee Table    Risk/Return Bar Chart and Table;
                                         Performance Table; Fees and Expenses

4.    Investment Objectives, Principal   Investment Objectives,
      Investment Strategies, and         Principal Investment
      Related Risks                      Strategies, and Related Risks

5.    Management's Discussion of Fund    Not Applicable
      Performance

6.    Management, Organization, and      Management, Organization, and
      Capital Structure                  Capital Structure:
                                         Investment Adviser; Year 2000
                                         Preparations

7.    Shareholder Information            Shareholder Information:  How
                                         to Invest in the Fund; How to
                                         Redeem Your Investment;
                                         Additional Information About
                                         the Fund:  Exchanging Fund
                                         Shares; Pricing of Fund
                                         Shares; Dividends and
                                         Distributions; Tax
                                         Consequences of Investing in
                                         the Fund

8.    Distribution Arrangements          Not Applicable

9.    Financial Highlights Information   Financial Highlights

                   Part B: Information Required In
                  Statement of Additonal Information
                  ------------------------------------


10.   Cover Page and Table of Contents   Cover Page and Table of Contents

11.   Fund History                       Not Applicable

12.   Description of the Fund and Its    Fund Description,
      Investments and Risks              Investments, and Risks;
                                         Investment Limitations

13.   Management of the Fund             Management of the Fund

14.   Control Persons and Principal      Control Persons and Principal
      Holders of Securities              Holders of Securities

15.   Investment Advisory and Other      Investment Advisory and Other
      Services                           Services:Investment Adviser; Custodian
                                         and Independent Public Accountant

16.   Brokerage Allocation and Other     Not Applicable
      Practices

17.   Capital Stock and Other            Not Applicable
      Securities

Form N-1A                               Location in
Item No                                 Registration Statement
-------                                 -----------------------


18.   Purchase, Redemption and           Purchase and Redemption of
      Pricing of Shares                  Shares

19.   Taxation of the Fund               Taxation of the Fund

20.   Underwriters                       Not Applicable

21.   Calculation of Performance Data    Calculation of Performance
                                         Data:  Average Annual Total
                                         Return Quotation; Computation
                                         of Yield

22.   Financial Statements               Financial Statements


                  Part C: Other Information

23.   Exhibits                           Exhibits

24.   Persons Controlled by or Under     Persons Controlled by or
      Common Control with the Fund       Under Common Control with the Fund

25.   Indemnification                    Indemnification

26.   Business and Other Connections     Business and Other
      of Investment Adviser              Connections of Investment Adviser

27.   Principal Underwriters             Not Applicable

28.   Location of Accounts and Records   Location of Accounts and Records

29.   Management Services                Not Applicable

32.   Undertakings                       Not Applicable

      Signatures                         Signatures

                             PART A

                  FUND for GOVERNMENT INVESTORS
                       A Money Market Fund


                           Prospectus
                           May 1, 2000



Fund for Government Investors (the "Fund") is a money market fund that invests in short-term U.S. Government securities. The Fund seeks current income consistent with liquidity and preservation of capital.

This Prospectus contains important information about the Fund and should be read before investing. Please keep the Prospectus on file for future reference.

As  with all mutual funds, the Securities and Exchange Commission
has  not  approved  or  disapproved  of  the  Fund's  shares   or
determined  whether this prospectus is truthful or complete.   To
state otherwise is a crime.

                        TABLE of CONTENTS

                                                           Page

        Risk and Return Summary:
        Investments, Risks, and Performance                   4
           Risk/Return Bar Chart and Table                    4
           Performance Table                                  5

        Fees and Expenses                                     5

        Investment Objectives, Principal Investment
        Strategies, and Related Risks                         6

        Shareholder Information                               6
           How to Invest in the Fund                          6
           How to Redeem Your Investment                      7

        Additional Information About the Fund                 8
           Exchanging Fund Shares                             8
           Pricing of Fund Shares                             8
           Dividends and Distributions                        9
           Tax Consequences of Investing in the Fund          9

        Management, Organization, and Capital
        Structure                                             9
           Investment Adviser                                10
          Agreement with Friedman Billings Ramsey
           Group, Inc.                                       10

        Financial Highlights                                 11

                     RISK and RETURN SUMMARY
               Investments, Risks, and Performance


Fund Investment Objective
Fund for Government Investors seeks current income consistent with liquidity and preservation of capital.

Principal Fund Investment Strategy
In attempting to achieve this objective, the Fund invests in short-term United States Government securities, including U.S.
Treasury bills, U.S. Treasury notes, and U.S. Treasury bonds that mature within one year.

Principal Risks of Investing in the Fund
The Fund's income, which is paid monthly, fluctuates daily as investments in the Fund's portfolio mature and are replaced with new investments bearing current interest rates.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund



Risk/Return Bar Chart and Table
The chart and table below shows the annual calendar-year returns and the performance of the Fund for each of the last 10 years.
The Fund commenced operations on February 14, 1975, and has a fiscal year-end of December 31. The information in the chart and the table provides some indication of the risks of investing in the Fund by showing changes in Fund performance from year to year.



The chart and the table below assume the reinvestment of dividends and distributions. Please keep in mind that how the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.

               1989    8.51%
               1990    7.38%
               1991    5.38%
               1992    3.02%
               1993    2.37%
               1994    3.38%
               1995    5.04%
               1996    4.50%
               1997    4.49%
               1998    4.34%
               1999    3.97%



 Best Quarter: 2.20% 2nd Qtr of 1989    Worst Quarter: 0.56% 2nd Qtr of 1993

  The Fund's year-to-date total return as of March 31, 2000 was 1.16%.

                        Performance Table
                  Average Annual Total Returns
              (for Periods Ended December 31, 1999)

    One Year                                          3.97%
    Five Years                                        4.47%
    Ten Years                                         4.38%


                             Yields
                    (as of December 31, 1999)

    7-Day                                            4.262%
    7-Day Effective                                  4.352%

    For current yield information please call 1-800-622-1386.



                        FEES and EXPENSES

This tables describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The following expenses are deducted from Fund assets.

      Annual Fund Operating Expenses

      Management Fees                            0.50%
      Other Expenses                             0.25%
                                                 ------
         Total Annual Fund Operating Expenses    0.75%
                                                 ======

If your monthly account balance averages less than $500 you may be charged a $5 fee.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1         3         5        10
                 year      years     years     years
                 $  77     $ 240     $ 417     $ 930

                INVESTMENT OBJECTIVES, PRINCIPAL
            INVESTMENT STRATEGIES, and RELATED RISKS


Fund Investment Objective
Fund for Government Investors seeks current income consistent with liquidity and preservation of capital.

Principal Investment Strategies
In attempting to achieve its objective, the Fund will invest at least 95% of its total assets in United States Treasury bills, notes and bonds and in other U.S. Government securities with maturities of one year or less.

In managing its portfolio, the Fund considers economic conditions and interest rate trends in determining what securities to purchase. The Fund will invest only in short-term securities issued or guaranteed by the U.S. Government, federal agencies and government-sponsored enterprises. The Fund also may purchase U.S. Government securities under repurchase agreements from member banks of the Federal Reserve system or primary dealers of U.S. Government securities (although the Fund did not invest in repurchase agreements during the year and has no intentions of doing so). The Fund may also lend portfolio securities for the purpose of earning additional income.

Risks of Investing in the Fund
The Fund's income, which is paid monthly, fluctuates daily as investments in the Fund's portfolio mature and are replaced with new investments bearing current interest rates. The U.S. Government does not guarantee the market value or the current yield of government securities.


                     SHAREHOLDER INFORMATION

  Facts To Know Before You Invest:
  -  The minimum initial investment is $2,500
  -  Retirement accounts may be opened with a $500 minimum investment
  -  There are no minimum amounts for subsequent investments
  -  There are no sales charges
  -  The Fund reserves the right to reject any purchase order
  -  All shares are electronically recorded; the Fund will not issue certificates
  -  A $10 fee may be charged for items returned for insufficient or uncollectible funds
  - The Government securities market, in which the Fund buys and sells its securities, usually requires immediate settlement in Federal funds for all transactions. Payments received by bank wire can be converted immediately into Federal funds and will begin earning dividends the same day provided the order was
     received  prior  to 12 Noon, Eastern time.   Payment  for  the
     purchase of Fund shares not received in the form of Federal funds (i.e., by check) will normally begin earning dividends within two business days.


How to Invest In The Fund

  Purchasing Shares:

  By Mail
  Complete an application and make a check payable to "Fund for Government Investors." Send your completed and signed application and check drawn on a U.S. bank to:

  Fund for Government Investors
  4922 Fairmont Avenue
  Bethesda, Maryland  208l4

  By Bank Wire
  Speak to the branch manager of your bank. Request a transfer of Federal funds to Rushmore Trust and Savings, FSB, instructing the bank to wire transfer the money before 12:00
  Noon, Eastern time to:

  Rushmore Trust and Savings, FSB
  Bethesda, Maryland
  Routing # 0550-71084

  Specify the Fund name, your account number (if assigned), and the name(s) in which the account is registered.

  After instructing your bank to transfer Federal funds, you must telephone Shareholder Services at (800) 622-1386 or (301) 657-1510 between 8:30 A.M. and 12:00 Noon Eastern time and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for its services. Remember that it is important to complete the wire transfer before 12:00 Noon Eastern time.

  Through Brokers
  You may invest in the Fund by purchasing shares through registered broker-dealers, banks or other financial institutions that purchase securities for their customers. Please note that such third parties may charge a fee for their services.


How To Redeem Your Investment

  Redeeming Shares:

  By Telephone
  Contact Shareholder Services at
  1-800-622-1386
  between the hours of 8:30 A.M. and 4:30 P.M., Eastern time

  For your protection, we will take measures to verify your identity by requiring some form of personal identification prior to acting on telephone instructions and may also record telephone transactions. A written confirmation will be mailed to you within five business days after your redemption. Please note that we may terminate or modify telephone redemption privileges upon 60 days notice.


  By Mail or Fax

  Mail your instructions for          Fax  your instructions for
  redemption to:                      redemption to:

  Rushmore Trust and Savings, FSB     (301) 657-1520
  4922 Fairmont Avenue                Attn: Shareholder Services
  Bethesda, MD  20814
  Attn:  Shareholder Services

  Include the following information in your redemption request:
  -  the name of the Fund and account number you are redeeming from;
  -  your name(s) and address as it appears on your account;
  -  the dollar amount or number of shares you wish to redeem;
  -  your signature(s) as it appears on your account; and
  -  a daytime telephone number.

  Additional Information You Should Know When You Redeem:

  -  There are no fees charged for redemptions.

  - You may receive redemption proceeds by bank wire, check, or through the Automated Clearing House System (ACH). When the amount to be redeemed is at least $5,000, we will, upon instruction, wire transfer the amount to your commercial bank or
     brokerage account specified in your account application.   For
     amounts less than $5,000, you may have redemption proceeds deposited directly into an account specified on the account application or request that a redemption check be delivered by mail to your address of record.

  - If you request payment of redemptions to a third party or to a location other than an address on record, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

  - Normally, payment for all shares redeemed will be issued within one business day. However, withdrawal requests on investments that have been made by check may be delayed up to ten calendar days following the investment or until the check clears, whichever occurs first. This delay is necessary to assure us that investments made by check are good funds. You will receive redemption proceeds promptly upon confirmation of receipt of good funds.

  - If your monthly account balance averages less than $500 you may be charged a $5 fee. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Acts. Additionally, we reserve the right to involuntarily redeem accounts which fall below $500 after providing 60 days written notice.

  - The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange (NYSE) is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors.


              ADDITIONAL INFORMATION ABOUT THE FUND

Exchanging Fund Shares
You may exchange shares of the Fund, without cost, for shares of any of the following Rushmore Funds: American Gas Index Fund, U.S. Government Bond Portfolio, Maryland Tax-Free Portfolio, Virginia Tax-Free Portfolio, or the Tax-Free Money Market Portfolio. You may also exchange shares of the Fund for shares of the Cappiello-Rushmore Emerging Growth, Growth and Utility Income Funds. The fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. You should obtain a current prospectus for the fund into which you are exchanging by calling 1-800-622-1386. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. The Fund may change or cancel their exchange policies at any time, upon 60 days' notice to shareholders.

Pricing of Fund Shares
The price of a fund's shares on any given day is its net asset value per share. This figure is computed by dividing the total amortized value (which approximates market value) of the Fund's investments and other assets, less any liabilities, by the number of fund shares outstanding. The net asset value per share of the Fund is determined as of 12:00 Noon Eastern time on days when the New York Stock Exchange and the custodian bank are open for business.

The value of the Fund's portfolio of securities is determined on the basis of fair value as determined in good faith by the Fund's Trustees. In determining fair value, the Fund uses the amortized cost method of valuing the securities in its portfolio, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant Fund net asset value per share of $1.00. Since the Fund commenced operations in 1975, it has had a constant net asset value of $1.00; however, there is no assurance the $1.00 net asset value will be maintained.

Dividends and Distributions
Dividends of the Fund are declared each day the Fund is open for business and paid monthly. Dividends of the Fund will automatically be reinvested in additional shares (including fractional shares where necessary) unless you elect to receive the dividends in cash. Dividends paid in cash to those investors so electing will be mailed on the second business day of the following month. Account statements showing dividends paid will be mailed to shareholders monthly.



Dividends reflect daily net income, which generally consists of accrued interest and accretion of discount less amortization of premium and expenses of the Fund. The Fund does not expect to have capital gain distributions.



   "Undeliverable" or "Uncashed" Dividend Checks
   If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value
   determined  as  of the date of payment (normally  $1.00).   In
   addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation (normally $1.00).

Tax Consequences of Investing

   Taxability of Distributions
   As long as the Fund meets the requirements for being tax-qualified regulated investment company, which the Fund intends to do, the Fund pays no federal income tax on the earnings distributed to shareholders. As a result, dividends and short-term capital gains (if any) you receive, whether reinvested or taken as cash, are generally considered taxable as ordinary income. The Form 1099 that is mailed to you each January
   details   your  dividends  and  their  federal  tax  category,
   although you should verify your tax liability with your tax professional.



   Taxability of Transactions
   Any time you sell or exchange shares of the Fund, it is considered a taxable event for you. For example, if you exchange shares of the Fund for shares of another Rushmore or Cappiello-Rushmore fund, the transaction would be treated as a sale. Consequently, any gain resulting from the transaction would be subject to federal income tax.

   Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.


         MANAGEMENT, ORGANIZATION and CAPITAL STRUCTURE

Investment Adviser
Money Management Associates ("Adviser"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, has served as the Fund's investment adviser since the Fund's inception on February 14, 1975. Established in 1974, the Adviser manages six no-load mutual funds (including the Fund) with total assets under management of approximately $900 million.

Subject to the general supervision of the Board of Trustees of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund and is responsible for the overall management of the Fund's business affairs. An Adviser Group makes investment decisions; therefore, no one person is primarily responsible for making investment decisions. Under an agreement with the Adviser, the Fund pays a fee at an annual rate based on the size of the Fund's net assets as follows:

    0.50% of the first $500 million;
    0.45% of the next $250 million;
    0.40% of the next $250 million; and
    0.35% of the net assets over $1 billion.

For the year ended December 31, 1999, the Fund paid the Adviser investment advisory fees of 0.49% (49/100 of 1%) of the average daily net assets of the Fund.


Agreement with Friedman Billings Ramsey Group, Inc.
On October 20, 1999, the Adviser and Rushmore Trust and Savings, FSB, a majority-owned subsidiary of the Adviser and the Fund's transfer agent, dividend-disbursing and shareholder servicing agent, reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals, including the approval of the Fund's shareholders.

                      FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                                           For The Years Ended December 31,
                                                          -------------------------------------------------------------

                                                             1999           1998         1997        1996         1995
   Per Share Operating Performance:
    Net Asset Value - Beginning of Year                   $  1.00        $  1.00      $  1.00      $  1.00      $  1.00
                                                          -------        --------     --------     --------     --------
   Income from Investment Operations:
    Net Investment Income                                    0.04           0.04         0.04         0.04         0.05
                                                          -------        --------     --------     --------     --------
    Total from Investment Operations                         0.04           0.04         0.04         0.04         0.05
                                                          -------        --------     --------     --------     --------
   Distributions to Shareholders:
    From Net Investment Income                              (0.04)         (0.04)       (0.04)       (0.04)       (0.05)
                                                          -------        --------     --------     --------     --------
    Total Distributions to Shareholders                     (0.04)         (0.04)       (0.04)       (0.04)       (0.05)
                                                          -------        --------     --------     --------     --------
         Net Increase in Net Asset Value                     0.00           0.00         0.00         0.00         0.00
         Net Asset Value - End of Year                   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                         ========       =========    =========    =========    ==========
    Total Investment Return                                  3.97%          4.34%        4.49%        4.50%        5.04%
   Ratios to Average Net Assets:
     Expenses                                                0.74%          0.74%        0.74%        0.74%        0.74%
     Net Investment Income                                   3.90%          4.26%        4.40%        4.41%        4.93%
   Supplementary Data:
     Number of Shares Outstanding at
   End of Year with a Net Asset Value
       of $1 (in thousands)                               492,627        571,742      572,313      535,325      577,194


In addition to this prospectus, the following information is available to assist you in making an investment decision:

   Information Available Upon                Description
   Request

   Statement of Additional      A   document   that   includes   additional
   Information                  information about the Fund.

   Annual and Semiannual        Reports that contain information about  the
   Reports                      Fund's   investments.   The  reports   also
                                discuss    the   market   conditions    and
                                investment strategies that significantly affected the Fund's performance during its last fiscal year.


There are a variety of ways to receive the above information and make other inquiries of the Fund. You may contact the Fund directly by telephone at 1-800-622-1386, visit our internet site at http://www.rushmorefunds.com, or you may send a written request to the Fund's offices at 4922 Fairmont Avenue, Bethesda, Maryland 20814. Additional information about the Fund can also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. (for hours of operation please call the Commission at 1-800-SEC-0330). You may also obtain copies of the information by visiting the Commission's internet site at http://www.sec.gov, or, upon payment of a duplicating fee, by writing the Public Reference
Section  of  the Commission at 450 Fifth Street, N.W. Washington,
D.C. 20549.



Fund for Government Investors Investment Company Act File No. 811-2539

                             PART B

                  FUND for GOVERNMENT INVESTORS
         4922 Fairmont Avenue, Bethesda, Maryland  20814
                         (800) 622-1386
                         (301) 657-1510




               Statement of Additional Information
                           May 1, 2000


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Fund's Prospectus, dated May 1, 2000. A copy of the Fund's Prospectus may be obtained without charge by writing or telephoning the Fund at the above address or telephone numbers.

The audited financial statements of the Fund, for the Fund's fiscal year ended December 31, 1999, are included in the Fund's 1999 Annual Report to Shareholders, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Copies of the Fund's 1999 Annual Report are available, without charge, by request by writing or telephoning the Fund at the above address or telephone numbers.

                        Table of Contents



                                         Page in
                                       Statement of         Page in
                                        Additional        Prospectus
                                       Information

  Fund Description, Investments,             3                 6
  and Risks

  Investment Limitations                     4                 -

  Management of the Fund                     4                 9

  Control Persons and Principal              6                 -
  Holders of Securities

  Investment Advisory and Other              7                 9
  Services

  Brokerage Allocation and                   8                 -
  Portfolio Transactions

  Taxation of the Fund                       8                 9

  Calculation of Performance Data            8                 -

  Financial Statements                       9                 11

             FUND DESCRIPTION, INVESTMENTS and RISKS

Description

Fund for Government Investors (the "Fund") is an open-end, diversified management investment company originally incorporated in the State of Maryland on October 29, 1974 and reorganized under the laws of the State of Delaware as a business trust pursuant to a Declaration of Trust dated January 25, 1996.


Investments

U.S. Government Securities
The term "government securities" is defined broadly in the rules that regulate money market funds. There are, in fact, three major classifications, each of which the Fund may invest in:

  U.S. Treasury Securities
  U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

  Government Agency Securities
  Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress. Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often guaranteed by the sponsoring agency with the implied backing of Congress. Examples of government agency securities include, Export-Import Bank of the United States, the Federal Home Loan Bank, and the Government National Mortgage Association.

  Government-Sponsored Enterprises
  Government-sponsored enterprises are characterized as being privately owned and publicly chartered. These entities were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs. The U.S. Government does not back government-sponsored enterprise securities. However, the fact that the government sponsored the enterprise creates the assumption that the federal government would not let the entity go into default. The Student Loan Marketing Association, the Federal National Mortgage Association, and Federal Home Loan Banks are examples of government-sponsored enterprise securities.

  Risks Associated with Investing in U.S. Government Securities The U.S. Government is considered to be the best credit-rated issuer in the debt markets. Since Treasury securities are direct obligations of the U.S. Government, there is no credit risk. While most other government-sponsored securities are not direct obligations of the U.S. Government (some are guaranteed), they also offer little, if any, credit risk. However, another type of risk that may effect the Fund is market and/or interest rate risk. For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of portfolio investments of the Fund, while a decline in interest rates would generally increase the market value of portfolio investments of the Fund.


Repurchase Agreements
  Although the Fund did not invest in repurchase agreements during the year and has no intentions to do so, it is important to describe a repurchase agreement, the reasons why a fund would use repurchase agreements, and the risks involved.

  What is a Repurchase Agreement?
  A repurchase agreement is an agreement where a Fund acquires a money market instrument from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day). Essentially, a repurchase agreement may be considered a loan backed by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Fund. In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself. The securities are held by the Fund's custodian bank until repurchased.

  Why Would The Fund Use Repurchase Agreements?
  The Fund may invest in repurchase agreements with financial institutions to generate income from the Fund's excess cash balances. It is the current policy of the Fund to invest in repurchase agreements that mature within seven days. If the Fund chooses to invest in repurchase agreements, the agreements will normally mature within 7 days. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the investment adviser, liquidity or other considerations so warrant.

  Risks of Repurchase Agreements
  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss when the security is sold. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund. Consequently, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's investment adviser acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.



                     INVESTMENT LIMITATIONS

The   following   paragraphs   detail   the   Fund's   investment
limitations. These limitations are fundamental and may not be changed without prior approval of a majority of the Fund's outstanding voting shares.

   As stated in the Fund's Prospectus, the Fund may invest only in U.S. Government Securities and in repurchase agreements secured by such securities (although the Fund did not invest in repurchase agreements during the year and has no intentions of doing so). The Fund may not invest in any other securities.

   The Fund may not borrow money, except that as a temporary measure the Fund may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 30% of the Fund's total assets, taken at current value before such borrowing. The Fund may borrow only to accommodate requests for redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities. The Fund may not purchase a portfolio security if a borrowing by the Fund is outstanding. Additionally, the Fund may not issue senior securities, sell securities short, write options, underwrite securities of other issuers, purchase or sell real estate, commodities or commodity contracts, or loan money to others (except securities under repurchase agreements). The Fund may not purchase or sell real estate; however, the Fund may invest in mortgage-backed securities issued by federal agencies and government-sponsored enterprises.

                     MANAGEMENT OF THE FUND

A Board of Trustees governs the Fund. The Trustees are responsible for overseeing the management of the Fund's business affairs and play a vital role in protecting the interests of Fund shareholders. Among other things, the Trustees approve and review the Fund's contracts and other arrangements and monitor Fund performance and operations. The names, ages and addresses of the Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years are set forth below.



Name, Age, Address               Position             Principal Occupation(s)
                                Held With              During Past 5 Years
                                  Fund


Daniel L. O'Connor* **,57       Chairman,        General   Partner  of  Money   Management
100 Lakeshore Drive             Treasurer,       Associates,     registered     investment
Suite 1555                      and Trustee      adviser  of  the  Rushmore  Funds,  since
North Palm Beach, FL 33408                       1974.    Director,  Rushmore  Trust   and
                                                 Savings,  FSB, the Fund's transfer  agent
                                                 and    custodian.    Director   of   four
                                                 Rushmore  Fund Boards.  Director  of  the
                                                 Cappiello-Rushmore Trust.

Richard J. Garvey*, 65          President        Limited   Partner  of  Money   Management
730 Southwest 67th Place        and Trustee      Associates   and   Vice   President    of
Portland, OR  97225                              Rushmore   Services,  Inc.  until   1998.
                                                 Director of four Rushmore Fund Boards.

Martin M. O'Connor* **,         Vice President   Limited Partner of MMA since 1975.   Vice
1910 South Ocean Blvd., #134                     President, Rushmore Services, Inc.  until
Del Ray Beach, FL  33487                         1999.   Vice President of three  Rushmore
                                                 Funds.

John R. Cralle*,                Vice President   Limited Partner of MMA since 19--.   Vice
396-F Goldview Road                              President, Rushmore Services, Inc.  until
North Palm Beach, FL 33408                       1999.   Vice President of three  Rushmore
                                                 Funds.

Bruce C. Ellis,** 55            Trustee          A    private    investor   in    start-up
7108 Heathwood Court                             companies.   Vice President,  LottoPhone,
Bethesda, MD  20817                              Inc.,  a telephone state lottery service,
                                                 September   1991-1995.    Director,   The
                                                 Torray  Fund,  since 1994; Director,  the
                                                 Sheppard  Fund, Since 1994.  Director  on
                                                 three   Rushmore  Fund  Boards  and   the
                                                 Cappiello-Rushmore Trust.

Jeffrey R. Ellis,** 55          Trustee          President,     Innovative     LLC.,     a
513 Kerry Lane                                   manufacturing-marketing    company     in
Virginia Beach, VA 23451                         Virginia  Beach, Virginia  since  January
                                                 1999.   Vice President, LottoPhone, Inc.,
                                                 a   telephone   state  lottery   service,
                                                 September  1993-1995.   Private  Investor
                                                 prior   thereto.    Director   on   three
                                                 Rushmore  Fund Boards and the  Cappiello-
                                                 Rushmore Trust.

Michael D. Lange, *58           Trustee          Vice  President, Capital Hill  Management
Post Office Box 1348                             Corporation   since   1967.    Owner   of
Great Falls, VA  22066                           Michael  D.  Lange, Ltd., a  builder  and
                                                 developer   since   1980.    Partner   of
                                                 Greatful   Falls,  a  building  developer
                                                 since 1994. Director, Rushmore Trust  and
                                                 Savings, FSB, the Trust's transfer  agent
                                                 and   custodian.    Director   of   three
                                                 Rushmore Fund Boards.

Patrick F. Noonan, 57           Trustee          Chairman  and Chief Executive Officer  of
11901 Glen Mill Drive                            the  Conservation  Fund  since  1985,   a
Potomac, MD  20854                               national     non-profit     environmental
                                                 organization.  Director of four  Rushmore
                                                 Fund Boards.

Leo Seybold, 86                 Trustee          Retired 1988.  Director of three
5804 Rockmere Drive                              Rushmore Fund Boards.
Bethesda, MD  20816

Edward J. Karpowicz, CPA*, 37   Controller       Vice  President  of  Rushmore  Trust  and
4922 Fairmont Avenue                             Savings, FSB, since 1997.  Controller  of
Bethesda, MD  20814                              the  Funds.   Treasurer, Bankers  Finance
                                                 Investment Management Corp., August  1993
                                                 to  June 1997.  Senior Accountant,  Ernst
                                                 &   Young,  September  1989  to  February
                                                 1993.

Stephenie E. Adams*, 31         Secretary        Secretary  of  three Rushmore  Funds  and
4922 Fairmont Avenue                             the  Cappiello-Rushmore Trust.  Assistant
Bethesda, MD  20814                              Secretary    of   one   Rushmore    Fund.
                                                 Manager,   Rushmore  Trust  and  Savings,
                                                 FSB,  October 1999 to present.   Manager,
                                                 Fund    Administration   and   Marketing,
                                                 Rushmore   Services,  Inc.,  July   1994-
                                                 October 1999.



* Indicates an "interested" person. An interested person has any one of several close business or family ties to the Fund, the Fund's investment adviser, or an affiliated company of the Fund.

** Daniel L. O'Connor and Martin M. O'Connor are brothers. Bruce
   C. Ellis and Jeffrey R. Ellis are brothers.

The aggregate compensation paid to the Trustees serving during the fiscal year ended December 31, 1999, is set forth in the table below:

                                                               Total
  Name of Person     Aggregate    Pension or   Estimated    Compensation
   and Position     Compensation  Retirement    Annual        Paid to
                        Paid       Benefits    Benefits     Trustees for
                                   Accrued       Upon       Services to
                                              Retirement    the Fund and
                                                            Fund Complex
Daniel L.O'Connor,*
Chairman and President   $0           $0          $0             $0
Treasurer and
Trustee

Richard J. Garvey,*
Trustee                  $0           $0          $0             $0


Bruce C. Ellis,
Trustee                $3,000         $0          $0           $9,000

Jeffrey R. Ellis,
Trustee                $3,000         $0          $0           $9,000

Michael D. Lange,*
Trustee                $3,000         $0          $0           $9,000

Patrick F. Noonan,
Trustee                $3,000         $0          $0          $10,000

Leo Seybold,
Trustee                $3,000         $0          $0           $9,000


* Indicates an "interested" person. An interested person has any one of several close business or family ties to the Fund, the Fund's adviser, or an affiliated company of the Fund.

       CONTROL PERSONS and PRINCIPAL HOLDERS of SECURITIES


As of March 29, 2000, the following party was the only beneficial owner of 5% or more of the Fund's shares.



          Controlling Party or           Shares        % Owned
   Principal Holder of Securities      Outstanding
                   Address

National Automobile Dealers           84,604,504.24      16.2%
  Association
8400 Westpark Drive
McLean, Virginia  22102

As of the date of this Statement of Additional Information, the Officers and Trustees of the Fund, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of the Fund.


             INVESTMENT ADVISORY and OTHER SERVICES

Investment Adviser
Money Management Associates (the "Adviser"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, has served as the Fund's investment adviser since the Fund's inception on February 14, 1975. Daniel L. O'Connor, the Fund's Chairman, President, Treasurer and Trustee, is the sole general partner of the Adviser and, as such, exercises control of the Adviser. The Adviser provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Adviser receives a fee at an annual rate based on the size of the Fund's net assets as follows:

    0.50% of the first $500 million;
    0.45% of the next $250 million;
    0.40% of the next $250 million; and
    0.35% of the net assets over $1 billion.



In  dollars,  the  Fund  paid advisory fees  to  the  Adviser  of approximately  $2,778,655, $2,761,086, and  $2,824,552,  for  the
fiscal   years   ended  December  31,  1999,  1998,   and   1997,
respectively.



The Adviser also advises: the Rushmore U.S. Government Bond Portfolio, a no-load mutual fund established in 1985 that principally invests in U.S. Government Securities; Fund for Tax-Free Investors, Inc., which was established in 1983 and currently consists of three series, each of which invests primarily in securities the interest on which is exempt either from federal income tax or from state income tax; and American Gas Index Fund, Inc., a common stock index fund established in 1989 that seeks to provide investment results that correlate to those of an index comprising the common stocks of natural gas distribution and transmission company members of the American Gas Association. As of December 31, 1999, total assets under the Adviser's management were approximately $900 million.

Fund expenses which are paid by the Adviser include, but are not limited to: the expenses of shareholders and trustees meetings, the cost of office space, and the preparation, filing, printing and distribution of the Fund's Prospectus and Statement of Additional Information. Additionally, the Adviser may, from its own resources, including profits from advisory fees received from the Fund provided such fees are legitimate and not excessive, make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

The Adviser will reimburse the Fund for expenses (including management fee but excluding interest and extraordinary legal expenses) which exceed one percent of the average daily net assets per annum.


Administrator
Under an Administrative Services Agreement between the Fund and Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, RTS provides transfer agency, dividend-disbursing, fund accounting and administrative services to the Fund. Under the Administrative Services Agreement with RTS, which has been approved by the Board of Trustees, RTS receives an annual fee of 0.25% of the average daily net assets of the Fund for the services it provides. For the fiscal years ended December 31, 1999, 1998, and 1997, the Fund paid the following administrative services fees to the RTS: $1,404,893, $1,395,051, and $1,430,307, respectively.


As the Administrator, RTS is responsible for all costs of the Fund except for the investment advisory fee, extraordinary legal expenses, interest and the expenses paid by the Adviser. Specifically, RTS pays costs of registration of the Fund's shares with the Securities and Exchanges commission and the various states, all expenses of dividend and transfer agent services, outside auditing and legal fees, preparation of shareholders reports, and all costs incurred in providing custodial services.

Custodian and Independent Public Accountant
RTS is the Fund's custodian and is responsible for safeguarding and controlling the Fund's cash and securities, handling the securities, and collecting interest on the Fund's investments.


Independent certified public accountants, Deloitte & Touche  LLP,
116-300   Village  Blvd.,  Princeton,  New  Jersey   08540,   are
responsible for auditing the annual financial statements of the Fund.


Brokerage Allocation and Other Practices
The Fund's portfolio securities are normally purchased on a net basis which does not involve payment of brokerage commissions.

                        DRAFT REDEMPTIONS

Redemptions by check or wire transfer are discussed in the Fund's Prospectus. Investors may also elect to redeem shares by draft check (minimum check - $250) made payable to the order of any person or institution. Upon the Fund's receipt of a completed signature card, investors will be supplied with draft checks which are drawn on the Fund's account and are paid through Rushmore Trust and Savings, FSB. The Fund reserves the right to change or suspend the checking service and to charge for the reorder of draft checks. These draft checks cannot be certified, nor can these checks be negotiated for cash at Rushmore Trust and Savings, FSB. There will be a $10 charge for each stop payment request on the draft checks. Investors will be subject to the same rules and regulations that Rushmore Trust and Savings, FSB applies to checking accounts. Investors' accounts may not be closed by draft check.

                      TAXATION OF THE FUND

The Fund currently qualifies, and will seek to continue to qualify, as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to its shareholders. The distribution of net investment income and capital gains by the Fund to a Fund shareholder will be taxable to the shareholder regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to a Fund shareholder as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

If the Fund fails to qualify as a RIC for any taxable year, the Fund would be taxed in the same manner as an ordinary corporation. In that event, the Fund would not be entitled to deduct the distributions which the Fund had paid to shareholders and, thus, would incur a corporate income tax liability on all of the Fund's taxable income whether or not distributed. The imposition of corporate income taxes on the Fund would directly reduce the return a shareholder would receive from an investment in the Fund.


                 CALCULATION OF PERFORMANCE DATA

CALCULATION OF YIELD QUOTATIONS

    7-Day Yield Quotation
    The Fund's annualized current yield, as may be quoted in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes, the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    7-Day Effective Yield Quotation
    The Fund also may communicate its annualized effective yield in advertisements and other communications to shareholders and potential investors. An effective yield quotation is computed by determining (for the same stated seven-day period as the current yield), the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.

CALCULATION OF ANNUAL TOTAL RETURN QUOTATIONS

Fund performance may also be stated in terms of total return. Under the rules of the Securities and Exchange Commission (the "SEC Rules"), Fund advertising stating performance must include total return quotes calculated according to the following formula:
                 n
          P (1+T)   = ERV

Where:    P = a hypothetical initial payment of $1,000.
          T = average annual total return.
          n = number of years.
          ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or
          10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods or a shorter period dating from the effectiveness of the Registration Statement of the Fund. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at the Fund's net asset value (normally $1.00). Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.


Financial Statements
Copies of the Fund's audited financial statements for the fiscal year ended December 31, 1999, may be obtained without charge by contacting the Fund at 4922 Fairmont Avenue, Bethesda, Maryland
20814, or by telephoning the Fund at (800) 622-1386 or (301) 657-1500.

                  Fund for Government Investors

                      FINANCIAL STATEMENTS

                                                         Fund for
                                             Government Investors

                                              A MONEY MARKET FUND
                                                    Annual Report
                                                December 31, 1999

                                                February 11, 2000

Dear Shareholders:

   Fund for Government Investors net investment income for the year averaged 3.90%, down from 4.26% last year. The Fund's seven-day yield as of February 11, 2000 is 4.63%. The weighted average maturity of the portfolio at December 31, 1999 was 32 days.

   In 1999 short-term U.S. Treasury interest rates remained fairly stable during the first half of the year, however, the second half of the year saw short-term U.S. Treasury rates increase from roughly 4.5% to just under 5.5%.

   The U.S. economy should continue to prosper during the coming year and this will cause the Federal Reserve to continue to try to subdue growth of the economy to prevent it from overheating. The effect on short-term rates should be minimal if the Federal Reserve is successful in its policy of gradual restraint. Another restraint on increasing interest rates is the continuing budget surplus and the announced pay-down and buy-back of outstanding U.S. Treasury debt.

   Fund for Government Investors will continue to provide you with its conservative and safe parking place for your cash assets. And again, we thank you for your continued support and look forward to serving you in the year 2000.

Sincerely,




/s/ Daniel L. O'Connor              /s/ Richard J. Garvey
Daniel L. O'Connor                  Richard J. Garvey
Chairman of the Board               President

Fund for Government Investors
STATEMENT OF NET ASSETS
December 31, 1999

                                     Annualized
Payable at        Maturity           Yield on Date         Value
Maturity           Date              of Purchase           (Note 1)

United States Treasury Bills:  96.0%

$  50,000,000   January 6, 2000         4.84%          $   49,967,223
   75,000,000   January 13, 2000        3.20 - 4.88        74,894,583
  125,000,000   January 20, 2000        5.09 - 5.29       124,669,743
   25,000,000   January 27, 2000        5.11               24,910,174
   75,000,000   February 10, 2000       5.17               74,580,833
   25,000,000   February 17, 2000       5.25               24,833,052
   50,000,000   February 24, 2000       5.24 - 5.26        49,616,750
   50,000,000   March 16, 2000          5.30               49,463,021
                                                           ----------

     Total Investments:  96.0% (Cost $472,935,379*)       472,935,379
     Other Assets less Liabilities: 4.0%                   19,691,810
                                                           ----------
     Net Assets:  100.0%                               $  492,627,189
                                                          ===========
     Net Asset Value Per Share
          (Based on 492,627,189 Shares Outstanding)    $         1.00
                                                                 ====
*Same cost is used for Federal income tax purposes.
Weighted Average Maturity of Portfolio:  32 Days

Fund for Government Investors
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

Net Increase in Net Assets Resulting from Operations:
Interest Income (Note 1)                                  $  26,106,881
                                                          --------------
Expenses
    Investment Advisory Fee (Note 2)       2,778,655
    Administrative Fee (Note 2)            1,404,893          4,183,548
                                           ---------      --------------
Net Investment Income                                     $  21,923,333

Fund for Government Investors
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,


                                                                 1999                  1998
Net Increase in Net Assets Resulting from Operations
and Declared as Dividends to Shareholders (Note 1)         $    21,923,333      $     23,763,437
                                                           ===============      =================
From Share Transactions:
  (at constant net asset value of $1)
 Net Proceeds from Sales of Shares.                        $ 4,336,920,467      $  3,647,766,363
 Reinvestment of Distributions                                  21,466,487            23,392,188
                                                              ------------       --------------

 Total                                                       4,358,386,954         3,671,158,551
 Cost of Shares Redeemed                                    (4,437,501,829)       (3,671,729,762)
                                                            ---------------       ---------------
   Total Decrease in Net Assets                                (79,114,875)             (571,211)
Net Assets -- Beginning of Year                                571,742,064           572,313,275
                                                            -----------------      --------------
Net Assets -- End of Year                                  $   492,627,189       $   571,742,064
                                                           ================      =================



Fund for Government Investors
FINANCIAL HIGHLIGHTS



                                               For the Years Ended December 31,
                                        1999        1998        1997      1996      1995
Per Share Operating Performance:
 Net Asset Value -- Beginning of Year  $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
 Income from Investment Operations:
  Net Investment Income                  0.04        0.04       0.04       0.04       0.05
  Total from Investment Operations       0.04        0.04       0.04       0.04       0.05
 Distributions to Shareholders:
  From Net Investment Income            (0.04)      (0.04)     (0.04)     (0.04)     (0.05)
  Total Distributions to Shareholders   (0.04)      (0.04)     (0.04)     (0.04)     (0.05)
  Net Increase in Net Asset Value        0.00        0.00       0.00       0.00       0.00
  Net Asset Value -- End of Year       $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
Total Investment Return                  3.97%       4.34%      4.49%      4.50%      5.04%
Ratios to Average Net Assets:
 Expenses                                0.74%       0.74%      0.74%      0.74%      0.74%
 Net Investment Income                   3.90%       4.26%      4.40%      4.41%      4.93%
Supplementary Data:
 Number of Shares Outstanding at End
 of Year with a Net Asset
 Value of $1 (in thousands)           492,627     571,742    572,313    535,325    577,194




See Notes to Financial Statements.



Fund for Government Investors

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1. Significant Accounting Policies

       Fund for Government Investors (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and invests only in U.S.
 Government Securities. The Fund is authorized to issue an unlimited number of shares. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies, which the Fund consistently follows:

(a)  Investments   are   valued  at  amortized   cost,   which
  approximates market value. Amortized cost is the purchase price of the security plus accumulated discount or minus amortized premium from the date of purchase.

(b)  Investment income is recorded as earned.

(c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment.

(d)  The  Fund  complies with the provisions  of  the  Internal
  Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders.
  Therefore, no Federal income tax provision is required.

2.  Investment  Advisory  Fees  and  Other  Transactions  with
    Affiliates

       Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate based on the Fund's net assets as follows: 0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets that exceed $1 billion. Certain Officers and Trustees of the Fund are affiliated with the Adviser.

       Rushmore Trust and Savings, FSB (the "Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides custodial services, transfer agency, dividend disbursing and other shareholder services to the Fund. Rushmore Trust is paid an administrative fee at an annual rate of 0.25% of average daily net assets to cover the cost of these services as well as other expenses of the Fund except for interest and extraordinary legal expenses. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to
 interest  at  the  overdraft Federal  Funds  rate.   The  credit
 facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at December 31, 1999.

3.   Agreement with Friedman Billings Ramsey Group, Inc.

       On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman
 Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

Fund for Government Investors


INEDEPENDENT AUDITOR'S REPORT


The Shareholders and Board of Trustees of Fund for Government Investors:

  We have audited the accompanying statements of net assets of Fund for Government Investors (the "Fund") as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years for the year then ended, the statements of changes in net assets for each of the two years period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included conformation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund for Government Investors as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP



Princeton, New Jersey
January 20, 2000

                             PART C

                             PART C
                        OTHER INFORMATION

                  Fund for Government Investors



ITEM 23.  Exhibits

(a)(1)    Declaration of Trust.4/
(b)       Bylaws of Registrant.4/
(c)       Voting Trust Agreement. 2/
(d)       Management Contract between Registrant and Money Management
          Associates. 4/
(e)       Underwriting Contracts. 2/
(f)       Bonus or Profit Sharing Contracts. 2/
(g)       Custody Agreement between Registrant and Rushmore Trust and
          Savings, FSB. 4/
(h)(1) Administrative Services Agreement between Registrant and Rushmore Trust and Savings, FSB. 4/
(h)(2)    Agreement  between  Money  Management  Associates   and
          Rushmore Services, Inc. as amended. 3/
(i) Opinion of Barham, Radigan, Suiters & Brown, P.C., regarding the legality of securities being registered. 4/
(j) Consent of Deloitte & Touche LLP, independent public accountants for the Registrant. 1
(k)       Omitted Financial Statements. 2/
(l)       Initial Capital Agreements. 2/
(m)       Rule 12b-1 Plan. 2/
(n)       Financial Data Schedule for the Registrant. 1/
(o)       Rule 18f-3 Plan. 2/
(p)       Powers of Attorney. 4/


1/   Filed herewith.

2/   None.

3/    Incorporated by reference to the Registrant's  Registration
 Statement on Form N-1A, previously filed with the Securities and Exchange Commission on January 28, 1999 (Registration Nos.
 2-52552 and 811-2539).

4/   Incorporated  by reference to the Registrant's  Registration
 Statement on Form N-1A, previously filed with the Securities and Exchange Commission on June 3, 1996 (Registration Nos. 2-
 52552 and 811-2539).

ITEM 24. Persons Controlled By or Under Common Control with the Fund The following persons may be deemed to be directly or indirectly controlled by or under common control with the Fund, a Delaware business trust:


                                                                     Percentage of Voting
                                                                   Securities Owned and/or
                                  State of Organization and          Controlled by the
       Company                    Relationship (if any) to         Controlling Persons or
                                       the Fund                    Other Basis of Common
                                                                            Control
Money Management Associates       a District of Columbia            Daniel L. O'Connor holds
("MMA" or the "Adviser")          limited partnership,              100% of the voting
                                  registered transfer agent         authority in MMA in
                                  and registered investment         Daniel L. O'Connor's
                                  adviser to four investment        capacity as the sole
                                  companies, including the          general partner of MMA.
                                  Fund


Rushmore Trust and                a Maryland corporation, and       72.4% of the voting
  Savings, FSB                    a registered transfer             securities of RTS is
("RTS"or the                      agent, which provides             held by MMA, and 27.6%
  "Administrator")                transfer agency, dividend         of the voting securities
                                  disbursing, and shareholder       of RTS is held by Daniel
                                  services to the Fund, and         L. O'Connor, the sole
                                  serves as the Fund's              general partner of MMA.
                                  custodian



The Rushmore Fund,Inc.            a Maryland corporation, and
                                  a registered investment
                                  company, which is advised
                                  by MMA

Fund for Tax-Free                 a Maryland corporation, and
  Investors, Inc.                 a registered investment
                                  company, which is advised
                                  by MMA

American Gas Index                a Maryland corporation, and
  Fund, Inc.                      a registered investment
                                  company, which is advised
                                  by MMA

Cappiello-Rushmore Trust          a Delaware business trust,
                                  and a registered investment
                                  company, of which MMA is
                                  the administrator


ITEM 25.  Indemnification

  The Fund's Declaration of Trust provides that officers and Trustees shall be indemnified by the Fund against liabilities and expenses of defense in proceedings against them by reason of the fact that they serve as officers or Trustees of the Fund or as an officer or director of another entity at the request of the entity. The indemnification is subject to the following conditions:

     (a)     no  Trustee  or officer is indemnified  against  all
      liability  to  the Fund or its security holders  which  was
      the    result of any willful misfeasance, bad faith,  gross
      negligence or reckless disregard of his duties;

     (b)     officers  and  Trustees  are  only  indemnified  for
      actions taken in good faith which they believed were in  or
      not   opposed to the best interests of the Fund;

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it is subsequently determined that they are entitled to indemnification.

  The Declaration provides that if indemnification is not ordered by a court, it may be authorized upon determination by shareholders, by a majority vote of a quorum of the Trustees who were not parties to the proceedings or if a quorum is not obtainable, or if directed by a quorum of disinterested Trustees, by independent legal counsel in a written opinion that the persons to be indemnified have met the applicable standard.

  In connection with the approval of indemnification to officers and Trustees, the Fund hereby undertakes in all cases where indemnification is not ordered by a court not to submit any proposed indemnification to a vote of its shareholders or Trustees unless it has obtained a legal opinion from independent counsel that the product of the persons seeking indemnification did not involve willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of the Registrant's counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by the Registrant is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM  26.   Business  and  Other Connections  of  the  Investment
            Adviser


  Money Management Associates ("MMA"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, a limited partnership organized under the laws of the District of Columbia on August 15, 1974, has one general partner and two limited partners. Daniel L. O'Connor is the general partner and Martin M. O'Connor, and John R. Cralle are limited partners of MMA.



  MMA  also  serves  as the investment adviser  to  The  Rushmore
  Fund,  Inc.,  Fund for Tax-Free Investors, Inc.,  and  American
  Gas Index Fund, Inc., all regulated investment companies since their inception.

ITEM 27.  Principal Underwriters

  Not applicable

ITEM 28.  Location of Accounts and Records

  The physical location for all accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

ITEM 29.  Management Services

  Not Applicable

ITEM 30.  Undertakings

  None.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Bethesda in the State of Maryland, on the 25th day of April, 2000.

               Fund for Government Investors

               By: /s/ Daniel L. O'Connor *

               Daniel L. O'Connor, Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                              Title                     Date


/s/ Daniel L. O'Connor *        Chairman of the Board,   April 25, 2000
Daniel L. O'Connor              Treasurer, Trustee


/s/ Richard  J.  Garvey *       President, Trustee       April 25, 2000
Richard J. Garvey

/s/ Jeffrey R. Ellis *          Trustee                  April 25, 2000
Jeffrey R. Ellis


/s/ Bruce C. Ellis *            Trustee                  April 25, 2000
Bruce C. Ellis


/s/ Michael D. Lange *          Trustee                  April 25, 2000
Michael D. Lange


/s/ Patrick F. Noonan *         Trustee                  April 25, 2000
Patrick F. Noonan


/s/ Leo Seybold *               Trustee                  April 25, 2000
Leo Seybold


* Stephenie E. Adams, attorney in fact